TAXES (Tables)	12 Months Ended
Dec. 31, 2016
TAXES
Income before income taxes

($ in millions)

For the year ended
December 31:	2016	2015	2014
Income from continuing operations before income taxes
U.S. operations	$3,650	$5,915	$7,509
Non-U.S. operations	8,680	10,030	12,477

Total income from continuing operations before income taxes	$12,330	$15,945	$19,986

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)

For the year ended
December 31:	2016	2015	2014
U.S. operations	$38	$849	$2,093
Non-U.S. operations	411	1,732	2,141

Total continuing operations provision for income taxes	$449	$2,581	$4,234

($ in millions)

For the year ended
December 31:	2016	2015	2014
U.S. federal
Current	$186	$(321)	$1,134
Deferred	(746)	553	105
	$(560)	$232	$1,239
U.S. state and local
Current	$244	$128	$541
Deferred	(44)	116	(105)
	$200	$244	$436
Non-U.S.
Current	$988	$2,101	$2,825
Deferred	(179)	4	(266)
	$809	$2,105	$2,559

Total continuing operations provision for income taxes	$449	$2,581	$4,234

Discontinued operations provision for income taxes	(2)	(117)	(1,617)
Provision for social security, real estate, personal property and other taxes	3,417	3,497	4,068

Total taxes included in net income	$3,864	$5,961	$6,685

Effective income tax rate reconciliation

For the year ended
December 31:	2016	2015	2014
Statutory rate	35%	35%	35%
Foreign tax differential	(21)	(17)	(14)
Japan resolution	(10)	0	0
State and local	1	1	1
Domestic incentives	(1)	(2)	(2)
Other	0	(1)	1

Effective rate	4%	16%	21%

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)

At December 31:	2016	2015*
Retirement benefits	$4,671	$4,621
Share-based and other compensation	1,132	963
Domestic tax loss/credit carryforwards	1,676	1,055
Deferred income	741	762
Foreign tax loss/credit carryforwards	816	767
Bad debt, inventory and warranty reserves	473	528
Depreciation	270	329
Accruals	624	904
Other	1,503	1,000
Gross deferred tax assets	11,906	10,929
Less: valuation allowance	916	740

Net deferred tax assets	$10,990	$10,189

*	Reclassified to conform to 2016 presentation

Deferred Tax Liabilities

($ in millions)

At December 31:	2016	2015
Depreciation	$856	$919
Retirement benefits	406	252
Goodwill and intangible assets	1,800	1,407
Leases	651	916
Software development costs	672	554
Deferred transition costs	351	395
Other	1,455	1,177

Gross deferred tax liabilities	$6,191	$5,620

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)

	2016	2015	2014
Balance at January 1	$4,574	$5,104	$4,458
Additions based on tax positions related to the current year	560	464	697
Additions for tax positions of prior years	334	569	586
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(1,443)	(1,348)	(579)
Settlements	(285)	(215)	(58)

Balance at December 31	$3,740	$4,574	$5,104